Provisions	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions	4.7. Provisions
Accounting policies
Provision is recognized when Nokia has a present legal or
constructive obligation as a result of past events, it is
probable that an outflow of resources will be required
to settle the obligation and a reliable estimate of the
amount can be made. Management judgment may be
required in determining whether it is probable that an
outflow of economic benefits will be required to settle
the obligation. The amount recognized as a provision
is based on the best estimate of unavoidable costs
required to settle the obligation at the end of the
reporting period.
When estimating the amount of unavoidable costs,
management may be required to consider a range of
possible outcomes and their associated probabilities,
risks and uncertainties surrounding the events and
circumstances, as well as making assumptions about the
timing of payment. Changes in estimates of timing or
amounts of costs required to settle the obligation may
become necessary as time passes and/or more accurate
information becomes available. Nokia assesses the
adequacy of its existing provisions and adjusts the
amounts as necessary based on actual experience
and changes in facts and circumstances at each
reporting date.
Restructuring provision
Nokia provides for the estimated cost to restructure when a
detailed formal plan of restructuring has been completed,
approved by management, and announced. Restructuring costs
consist primarily of personnel restructuring charges. The other main components are costs associated with exiting real estate locations, and costs of terminating certain other contracts
directly linked to the restructuring. At 31 December 2023, the restructuring provision amounted to EUR 255 million including personnel and other restructuring costs. The provision consists primarily of amounts related to the announcements made by
Nokia on 16 March 2021 and 19 October 2023. The majority of
the restructuring cash outflows is expected to occur over the next two years.

Warranty provision
Nokia provides for the estimated liability to repair or replace products under standard warranty at the time revenue is
recognized. The provision estimate is based on historical
experience of the level of repairs and replacements. Cash
outflows related to the warranty provision are generally
expected to occur in the next 18 months.

Project loss provision
Nokia provides for onerous contracts based on the lower of
the expected cost of fulfilling the contract and the expected cost of terminating the contract. An onerous contract is a
contract in which the unavoidable costs of meeting the
obligations under the contract exceed the economic
benefits expected to be received under it. Project loss
provisions relate to contracts with customers and are
evaluated at a contract level. The majority of the project
loss provision utilization is expected to occur over the next two years.

Litigation and environmental provisions
Nokia provides for the estimated future settlements related
to legal proceedings based on the probable outcome of the
claims. Nokia also provides for environmental remediation
when Nokia becomes obliged, legally or constructively, to
rectify environmental damage relating to soil, groundwater,
surface water or sediment contamination. Cash outflows
related to the litigation and environmental liabilities are
inherently uncertain and generally occur over several periods.
For a presentation of legal matters potentially affecting
Nokia, refer to Note 6.1. Commitments, contingencies and
legal proceedings.

Other provisions
Nokia provides for various legal and constructive obligations such as material liability, indirect tax provisions, divestment-
related provisions, employee-related provisions other than
restructuring provisions and asset retirement obligations.
Cash outflows related to other provisions are generally
expected to occur over the next two years.

			Litigation and	Project
EURm	Restructuring	Warranty	environmental(2)	losses	Other	Total
1 January 2023	193	221	253	207	561	1 435
Charged to income statement
Additions	316	177	52	10	204	759
Reversals	—	(51)	(13)	—	(199)	(263)
Total charged to income statement	316	126	39	10	5	496
Utilized during year(1)	(254)	(147)	(29)	(107)	(109)	(646)
Translation differences and other	—	—	(12)	—	(11)	(23)
31 December 2023	255	200	251	110	446	1 262
Non-current	75	20	156	89	178	518
Current	180	180	95	21	268	744

(1)The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 65 million remained in accrued expenses at 31 December 2023.
(2)Environmental provision was EUR 154 million at 31 December 2023 (EUR 155 million at 31 December 2022).